Commitments, Contingencies, and Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments Contingencies And Concentration Risk Disclosure Abstract
Commitments, Contingencies, and Concentration Risk

Note 11 Commitments, Contingencies, and Concentration Risk

Litigation

We are currently involved in, and may in the future be involved in, legal proceedings, claims, and government investigations in the ordinary course of business. These include proceedings, claims, and investigations relating to, among other things, regulatory matters, commercial matters, intellectual property, competition, tax, employment, pricing, discrimination, consumer rights, personal injury, and property rights.

Depending on the nature of the proceeding, claim, or investigation, we may be subject to settlement awards, monetary damage awards, fines, penalties, or injunctive orders. Furthermore, the outcome of these matters could materially adversely affect the Company’s business, results of operations, and financial condition. The outcomes of legal proceedings, claims, and government investigations are inherently unpredictable and subject to significant judgment to determine the likelihood and amount of loss related to such matters. While it is not possible to determine the outcomes, the Company believes based on its current knowledge that the resolution of the sole pending matter will not, either individually or in the aggregate, have a material adverse effect on the business, results of operations, cash flows or financial condition.

On April 21, 2026, Toppan Merrill LLC filed a lawsuit in the Superior Court in the County of Middlesex, Massachusetts. The plaintiff alleges that the Company owes $845,891 for services rendered by the plaintiff. The plaintiff is also seeking a preliminary injunction enjoining the Company from disposing assets outside of the ordinary course of business. The Company intends to vigorously defend itself against these allegations. The Company has accrued an amount it believes to be reasonable related to this matter based on the services reflected in its accounts payable balance, which differs from the amount claimed by the plaintiff.

Encompass Purchase Liability

On January 1, 2022, iDoc acquired 100% of Encompass Healthcare Billing, LLC. (“Encompass”) with a stock purchase agreement to acquire the equity interests of Encompass, according to the acquisition agreement (“Encompass Acquisition Agreement”). Per the Encompass Acquisition Agreement, iDoc acquired all the outstanding shares of Encompass for a cash payment of $300,000, due upon the closing of the Business Combination. On January 9, 2023, iDoc agreed to an additional obligation of $45,000, which was accounted for as interest expense and reflected in accounts payable and accrued liabilities as of December 31, 2024.

On February 16, 2026, the Company entered into a settlement agreement to fully settle the Encompass Purchase liability for an aggregate amount of $650,000. The settlement consists of (i) a cash payment of $50,000, (ii) issuance of Company shares with an aggregate fair value of $400,000, and (iii) assignment of a loan liability of $200,000. The Company paid $50,000 per the settlement agreement and recognized a loan liability of $200,000 during the six months ended June 30, 2026. The issuance of Company shares with an aggregate fair value of $400,000 remains pending as of June 30, 2026.

As of June 30, 2026, and December 31, 2025, the value of purchase liability related to the Encompass Acquisition agreement was $400,000 and $650,000, respectively.

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on the Company’s assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals.

As of June 30, 2026, the Company has the following contractual commitments:

(1)	iDoc entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of June 30, 2026, and December 31, 2025, the Company had an unpaid commitment of $179,900 and $179,900, respectively on this agreement. The commitment is not reflected in the condensed consolidated financial statements as it is due and payable upon invoicing from the vendor for delivery and servicing installation of the Telepresence Robots and software applications.

(2)	iDoc has a promissory note with a principal balance of $200,000 with a related party (See – Note 10 Related Party Transactions by iDoc sub-point (3)). The related party has security rights to eight (8) telepresence robots, from the 13th to 20th, that iDoc deployed. iDoc is required to make payments to the holder based on eighty percent (80%) of the monthly revenue generated on the eight telepresence robots from the thirteenth through the twentieth deployment of the telepresence robots. The monthly revenue generated on the eight telepresence robots deployed by iDoc would be used to pay off principal balance of the note. Once the principal balance is paid off, iDoc will continue making payments through the deployment of 125 telepresence robots by iDoc.

(3)	On May 12, 2023, iDoc entered in a partnership agreement with an accredited investor to agree and collaborate in the development of telepresence robots for telehealth solutions. The investor pledged to pay $352,000 directly to the vendor. In consideration thereof, the investor is entitled to 80% of the monthly revenue generated from the first eleven telepresence robots deployed by iDoc under the partnership agreement. Payments will continue until the last remaining robot is being paid for by customers and will remain as full payments for the length of time that a minimum of eleven robots is deployed. After the number reduces below eleven deployed robots, the amount will pro rate down but will remain in the same ratio as 80% of the monthly revenue generated.

VSee Health, Inc. Incentive Plan

DHAC approved and adopted the VSee Health, Inc. 2024 Equity Incentive Plan (the “2024 Plan”) to be effective as of one day prior to the closing Business Combination. The 2024 Plan provides for an initial share reserve equal to 15% of the number of shares of Company common stock outstanding (including shares of Company common stock issuable upon conversion of the outstanding Series A Preferred Stock) following the closing after giving effect to the Business Combination. As of June 30, 2026, the Company reserved 31,800 shares of its common stock for issuance under the 2024 Plan. On December 30, 2025, the Company’s stockholders approved the VSee Health, Inc. 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan provides for an initial share reserve equal to 31,918 shares of Company common stock. The number of shares of common stock available for issuance under the 2025 Plan automatically increases on January 1st of each year until the completion of the term of the 2025 Plan, so that the amount of shares of common stock of the Company issuable under the 2025 Plan will be equal to fifteen percent (15%) of the total number of outstanding shares of the Company’s common Stock as of December 31st of the preceding calendar year.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of June 30, 2026, and December 31, 2025, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Other Matters

The Company continues to analyze potential sales tax exposure using a state-by-state assessment. In accordance with ASC 450, Contingencies, the Company estimated and recorded a liability of $0 and $1.2 million as of June 30, 2026, and December 31, 2025, respectively, which is included within current liabilities from discontinued operations on the condensed consolidated balance sheets. The entire sales tax accrual recorded in the prior period related to VSee Lab.

Credit Risk and Major Customers/Supplier Concentration

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and trade accounts receivables. The Company maintains all its cash in commercial depository accounts, insured by the Federal Deposit Insurance Corporation. At times, cash deposits may exceed federally insured limits. Any loss incurred or lack of access to such funds could have an adverse impact on the Company’s financial condition, results of operations, and cash flows.

In aggregate, the Company had two customers whose accounts receivable represented 23% of the Company’s total accounts receivable as of June 30, 2026. In the aggregate, the Company had three customers whose accounts receivable represented 43% of the Company’s total accounts receivable as of December 31, 2025.

The Company has one customer whose revenue accounted for approximately 46% and 43% of the Company’s total revenue for the three months ended June 30, 2026, and six months ended June 30, 2026, respectively. The Company has one customer whose revenue accounted for approximately 29% and 28% of the Company’s total revenue for the three months ended June 30, 2025, and six months ended June 30, 2025, respectively. Although the Company seeks to reduce dependence on those customers, the partial or complete loss of certain of these customers could have at least a temporary adverse effect on the Company’s results of operations.

The Company had two vendors whose accounts payable and accrued liabilities represented 78% of the Company’s total accounts payable and accrued liabilities as of June 30, 2026. The Company had two vendors whose accounts payable and accrued liabilities represented 31% of the Company’s total accounts payable and accrued liabilities as of December 31, 2025.

Note 10 Commitments and Contingencies

Litigation

We are currently involved in, and may in the future be involved in, legal proceedings, claims, and government investigations in the ordinary course of business. These include proceedings, claims, and investigations relating to, among other things, regulatory matters, commercial matters, intellectual property, competition, tax, employment, pricing, discrimination, consumer rights, personal injury, and property rights.

Depending on the nature of the proceeding, claim, or investigation, we may be subject to settlement awards, monetary damage awards, fines, penalties, or injunctive orders. Furthermore, the outcome of these matters could materially adversely affect the Company’s business, results of operations, and financial condition. The outcomes of legal proceedings, claims, and government investigations are inherently unpredictable and subject to significant judgment to determine the likelihood and amount of loss related to such matters. While it is not possible to determine the outcomes, the Company believes based on its current knowledge that the resolution of the sole pending matter will not, either individually or in the aggregate, have a material adverse effect on the business, results of operations, cash flows or financial condition.

On July 25, 2024, the Company was notified of a lawsuit filed against it. The plaintiffs’ claims arose out of an alleged breach of contract and unjust enrichment. The plaintiffs are seeking payment under the promissory notes, payments related to the breach of the Encompass Acquisition Agreement, prejudgment and post judgment interest, and reasonable attorneys’ fees. In response to this lawsuit, the Company, through its attorney, denied all allegations of breach of contract and unjust enrichment, and filed a counterclaim seeking breach of contract on the part of plaintiffs for failure to pay amounts owed to Encompass for services it rendered to plaintiffs, and breach of contract for failure to pay a corporate credit card bill, promissory estoppel, and unjust enrichment. As of December 31, 2025, the lawsuit was currently pending in federal court before the US District Court for the District of Colorado.

Subsequent to the balance sheet date, on February 16, 2026, the Company entered into a settlement agreement to fully settle the Encompass Purchase liability for an aggregate amount of $650,000. The settlement consists of (i) a cash payment of $50,000, (ii) issuance of Company shares with an aggregate fair value of $400,000, and (iii) assignment of a loan liability of $200,000. The Company determined that this settlement represents an adjusting subsequent event, as it provides additional evidence about conditions that existed as of the balance sheet date, and accordingly, the consolidated financial statements have been adjusted to reflect the settlement.

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on the Company’s assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavourable outcome is probable and can be reasonably assessed, it establishes the necessary accruals.

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following commitments by iDoc due to the reverse merger with DHAC and iDoc on June 24, 2024 (See Note 3 – Business Combination).

(1)	iDoc entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of December 31, 2025, and December 31, 2024, the Company (as the successor of VSee Lab for accounting purposes) had an unpaid commitment of $179,900 and $179,900, respectively on this agreement. The commitment is not reflected in the consolidated financial statements as it is due and payable upon invoicing from the vendor for delivery and servicing installation of the Telepresence Robots and software applications.

(2)	iDoc has a promissory note with a principal balance of $200,000 with a related party (See - Note 9 Related Party Transactions by iDoc sub-point (3)). The related party has security rights to eight (8) telepresence robots, from the 13th to 20th, that iDoc deployed. iDoc is required to make payments to the holder based on eighty percent (80%) of the monthly revenue generated on the eight telepresence robots from the thirteenth through the twentieth deployment of the telepresence robots. The monthly revenue generated on the eight telepresence robots deployed by iDoc would be used to pay off principal balance of the note. Once the principal balance is paid off, iDoc will continue making payments through the deployment of 125 telepresence robots by iDoc.

(3)	On May 12, 2023, iDoc entered in a partnership agreement with an accredited investor to agree and collaborate in the development of telepresence robots for telehealth solutions. The investor pledged to pay $352,000 directly to the vendor. In consideration thereof, the investor is entitled to 80% of the monthly revenue generated from the first eleven telepresence robots deployed by iDoc under the partnership agreement. Payments will continue until the last remaining robot is being paid for by customers and will remain as full payments for the length of time that a minimum of eleven robots are deployed. After the number reduces below eleven deployed robots, the amount will pro rate down but will remain in the same ratio as 80% of the monthly revenue generated.

(4)	On November 1, 2023, the iDoc entered a forbearance agreement related to the promissory note and line of credit issued by a bank on November 29, 2021, and its finance leases. (See Note 8 – Line of Credit and Notes Payable). Pursuant to the forbearance agreement, effective November 1, 2023, the interest rate on the promissory note and the line of credit is payable monthly at 3% above the Wall Street Journal prime rate (6.75% at December 31, 2025). In consideration of the bank forbearing on its right to collect the amount due and owing until January 10, 2024, iDoc agreed to make respective payments of $20,000 on November 13, 2023, and $80,000 on November 30, 2023. iDoc defaulted on the forbearance at the end of December 2023. Upon default of the forbearance agreement, the lender has the right to take appropriate action to collect the amounts owed. The bank’s forbearance obligation shall terminate immediately, irrevocably, and without notice in the event of the borrower’s default under any provision of this agreement. This litigation was resolved by Agreed Judgment signed by the Court on June 24, 2024, under the judgment, the Company subsequently revised the forbearance agreement on December 13, 2024. Under the revised forbearance, the Company agreed to monthly payments of $25,000 beginning January 2025 to May 2025, and a payment in full of $1,541,106 on June 16, 2025. On August 27, 2025, the Company revised the forbearance agreement and agreed to a payment of $50,000 on September 5, 2025, and a further payment of $100,000 on November 30, 2025. During the year ended December 31, 2025, the Company made total payments of approximately $250,000 toward the forbearance obligation, consisting primarily of interest payments under the revised agreement. As of December 31, 2025, the Company has accrued the obligation in Line of credit and note payable, net of discount, Right - of - use liability - financing, and accrued interest is included in accounts payable and accrued liabilities.

(5)	VSee Lab has a reseller agreement with a vendor to generate revenue opportunities in the international market. As of December 31, 2025, and December 31, 2024, the Company (as the successor of VSee Lab for accounting purposes) has an unpaid commitment of $386,663 and $82,677, respectively, on this reseller agreement. The commitment is not reflected in the consolidated financial statements as the commitment is due and payable once revenues are generated under the reseller agreement. VSee Lab entered into the reseller agreement to generate market share in the international market, and payments are based on revenues generated by the reseller.

VSee Health, Inc. Incentive Plan

DHAC approved and adopted the VSee Health, Inc. 2024 Equity Incentive Plan (the “2024 Plan”) to be effective as of one day prior to the closing Business Combination. The Incentive Plan provides for an initial share reserve equal to 15% of the number of shares of Company common stock outstanding (including shares of Company common stock issuable upon conversion of the outstanding Series A Preferred Stock) following the closing after giving effect to the Business Combination. As such, on June 24, 2024, the Company reserved 31,800 shares of its common stock for issuance under the 2024 Plan.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of December 31, 2025, and 2024, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Other Matters

The Company continues to analyze potential sales tax exposure using a state-by-state assessment. In accordance with ASC 450, Contingencies, the Company estimated and recorded a liability of $1.2 million and $1.0 million as of December 31, 2025, and 2024, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.